Schedule of gross trade accounts receivable and allowance for doubtful accounts (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Trade accounts receivable		$ 9,677,725
Allowance for doubtful accounts		$ 1,084,305	$ 874,438
[custom:AllowancePercentage-0]	14.00%	11.00%
Zero To Thirty [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable		$ 7,376,270
Allowance for doubtful accounts		$ 3,000
[custom:AllowancePercentage-0]		0.00%
Thirty One To Sixty [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable		$ 210,815
Allowance for doubtful accounts		$ 1,500
[custom:AllowancePercentage-0]		1.00%
Sixty One To Ninty [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable		$ 265,377
Allowance for doubtful accounts		$ 1,500
[custom:AllowancePercentage-0]		1.00%
Ninty One [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable		$ 1,825,263
Allowance for doubtful accounts		$ 1,078,305
[custom:AllowancePercentage-0]		59.00%